Income taxes - Unrecognized Tax Positions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unrecognized Tax Benefits [Roll Forward]
Beginning balance	$ 146	$ 649	$ 669
Prior period tax positions:
Increases	20	8	13
Decreases	(4)	(40)	(21)
Current period tax positions	10	16	14
Settlements	(44)	(477)	(26)
Statute expiration	0	(10)	0
Ending balance	$ 128	$ 146	$ 649